CONSOLIDATED INCOME STATEMENT - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	[1]	Dec. 31, 2019	[1]
Statement1 [Line Items]
Total operating revenues	$ 7,788	$ 7,291		$ 8,089
Other operating income	4	4		350
Service costs	(1,393)	(1,334)		(1,366)
Cost of equipment and accessories	(487)	(378)		(476)
Selling, general and administrative expenses	(2,579)	(2,432)		(2,736)
Depreciation	(1,545)	(1,432)		(1,512)
Amortization	(308)	(310)		(333)
Impairment (loss) / reversal	(20)	(784)		(108)
Gain / (loss) on disposal of non-current assets	(17)	(36)		(44)
Gain / (loss) on disposal of subsidiaries	101	(78)		1
Operating (loss) / profit	1,544	511		1,865
Finance costs	(690)	(673)		(876)
Finance income	16	23		52
Other non-operating gain / (loss)	34	111		21
Net foreign exchange gain / (loss)	4	(54)	[2]	(18)	[2]
Profit / (loss) before tax from continuing operations	908	(82)	[2]	1,044	[2]
Income tax expense	(258)	(313)		(462)
Profit / (loss) from continuing operations	650	(395)		582
Profit / (loss) after tax from discontinued operations	151	79		101
Profit / (loss) for the period	801	(316)		683
Attributable to:
The owners of the parent (continuing operations)	605	(384)		576
The owners of the parent (discontinued operations)	69	35		45
Non-controlling interest	127	33		62
Profit / (loss) for the period	$ 801	$ (316)		$ 683
Basic and diluted gain / (loss) per share attributable to ordinary equity holders of the parent:
Diluted gain (loss) per share from continuing operations (in dollars per share)	$ 0.35	$ (0.22)		$ 0.33
Basic gain (loss) from continuing operations per share (in dollars per share)	0.35	(0.22)		0.33
Diluted gain (loss) per share from discontinued operations (in dollars per share)	0.04	0.02		0.03
Basic gain (loss) from discontinued operations per share (in dollars per share)	0.04	0.02		0.03
Diluted gain (loss) per share	0.39	(0.20)		0.36
Basic gain (loss) per share	$ 0.39	$ (0.20)		$ 0.36
Service revenues
Statement1 [Line Items]
Total operating revenues	$ 7,147	$ 6,786		$ 7,472
Sale of equipment and accessories
Statement1 [Line Items]
Total operating revenues	508	388		463
Other revenues
Statement1 [Line Items]
Total operating revenues	$ 133	$ 117		$ 154

[1]	*Prior year comparatives for the years ended December 31, 2020 and 2019 are adjusted following the classification of Algeria as a discontinued operation (see Note 10)
[2]	* Prior year comparatives for the years ended December 31, 2020 and 2019 are adjusted following the classification of Algeria as a discontinued operation (see note 10)